Accumulated Other Comprehensive Income (Loss)	12 Months Ended
Mar. 31, 2011
Accumulated Other Comprehensive Income (Loss)

20. Accumulated Other Comprehensive Income (Loss)

Changes in each component of accumulated other comprehensive income (loss) attributable to ORIX Corporation in fiscal 2009, 2010 and 2011 are as follows. Comprehensive income (loss) and its components attributable to ORIX Corporation and noncontrolling interests have been reported, net of tax, in the consolidated statements of changes in equity, and information about comprehensive income (loss) and its components attributable to redeemable noncontrolling interests is provided in Note 18 (“Redeemable Noncontrolling Interests”). Total comprehensive income (loss) and its components have been reported, net of tax, in the consolidated statements of comprehensive income.

	Millions of yen
	Net unrealized gains (losses) on investment in securities	Defined benefit pension plans	Foreign currency translation adjustments	Net unrealized gains (losses) on derivative instruments	Accumulated other comprehensive income (loss)
Balance at March 31, 2008	¥36,286	¥(4,123)	¥(53,802)	¥2,344	¥(19,295)
Net unrealized losses on investment in securities, net of tax of ¥30,939 million	(48,225)				(48,225)
Reclassification adjustment included in net income, net of tax of ¥(3,406) million	6,324				6,324
Defined benefit pension plans, net of tax of ¥8,169 million		(11,804)			(11,804)
Reclassification adjustment included in net income, net of tax of ¥193 million		(294)			(294)
Foreign currency translation adjustments, net of tax of ¥2,309 million			(18,275)		(18,275)
Reclassification adjustment included in net income net of tax of ¥(198) million			286		286
Net unrealized losses on derivative instruments, net of tax of ¥274 million				(944)	(944)
Reclassification adjustment included in net income, net of tax of ¥116 million				(157)	(157)

Change during year	(41,901)	(12,098)	(17,989)	(1,101)	(73,089)

Balance at March 31, 2009	¥(5,615)	¥(16,221)	¥(71,791)	¥1,243	¥(92,384)
Net unrealized gains on investment in securities, net of tax of ¥(6,610) million	11,357				11,357
Reclassification adjustment included in net income, net of tax of ¥(1,206) million	1,753				1,753
Defined benefit pension plans, net of tax of ¥(4,567) million		6,601			6,601
Reclassification adjustment included in net income, net of tax of ¥(358) million		528			528
Foreign currency translation adjustments, net of tax of ¥(4,487) million			(6,199)		(6,199)
Reclassification adjustment included in net income, net of tax of ¥(235) million			339		339
Net unrealized losses on derivative instruments, net of tax of ¥743 million				(630)	(630)
Reclassification adjustment included in net income, net of tax of ¥323 million				(824)	(824)

Change during year	13,110	7,129	(5,860)	(1,454)	12,925

Balance at March 31, 2010	7,495	(9,092)	(77,651)	(211)	(79,459)
Cumulative effect of applying new accounting standards for the consolidation of variable interest entities, net of tax of ¥2,265 million	(3,597)		191		(3,406)
Balance at April 1, 2010	3,898	(9,092)	(77,460)	(211)	(82,865)
Net unrealized gains on investment in securities, net of tax of ¥(2,379) million	3,292				3,292
Reclassification adjustment included in net income, net of tax of ¥(3,289) million	4,313				4,313
Defined benefit pension plans, net of tax of ¥1,339 million		(1,934)			(1,934)
Reclassification adjustment included in net income, net of tax of ¥88 million		(72)			(72)
Foreign currency translation adjustments, net of tax of ¥245 million			(18,158)		(18,158)
Reclassification adjustment included in net income, net of tax of ¥(31) million			44		44
Net unrealized losses on derivative instruments, net of tax of ¥488 million				(1,011)	(1,011)
Reclassification adjustment included in net income, net of tax of ¥(150) million				211	211

Change during year	7,605	(2,006)	(18,114)	(800)	(13,315)

Balance at March 31, 2011	¥11,503	¥(11,098)	¥(95,574)	¥(1,011)	¥(96,180)

	Millions of U.S. dollars
	Net unrealized gains (losses) on investment in securities	Defined benefit pension plans	Foreign currency translation adjustments	Net unrealized gains (losses) on derivative instruments	Accumulated other comprehensive income (loss)
Balance at March 31, 2010	$90	$(110)	$(934)	$(2)	$(956)
Cumulative effect of applying new accounting standards for the consolidation of variable interest entities, net of tax of $27 million	(43)		2		(41)
Balance at April 1, 2010	47	(110)	(932)	(2)	(997)
Net unrealized gains on investment in securities, net of tax of $(29) million	39				39
Reclassification adjustment included in net income, net of tax of $(39) million	52				52
Defined benefit pension plans, net of tax of $16 million		(23)			(23)
Reclassification adjustment included in net income, net of tax of $1 million		(1)			(1)
Foreign currency translation adjustments, net of tax of $3 million			(218)		(218)
Reclassification adjustment included in net income, net of tax of $0 million			1		1
Net unrealized losses on derivative instruments, net of tax of $6 million				(12)	(12)
Reclassification adjustment included in net income, net of tax of $(2) million				2	2

Change during year	91	(24)	(217)	(10)	(160)

Balance at March 31, 2011	$138	$(134)	$(1,149)	$(12)	$(1,157)